EARNINGS PER SHARE (Details) R / shares in Units, shares in Thousands, R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ZAR (R) R / shares shares	Dec. 31, 2016 ZAR (R) R / shares shares	Dec. 31, 2015 ZAR (R) R / shares shares	Dec. 31, 2017 USD ($)	Sep. 19, 2017 USD ($)
Weighted average number of shares
Ordinary shares in issue ('000) | shares	2,168,721	929,004	916,140
Bonus element of the rights issue ('000) | shares		493,645	493,645
Bonus element of the capitalization issue ('000) | shares	86,749	129,272	129,272
Adjustment for weighting of ordinary shares in issue ('000) | shares	(321,620)	(7,271)	(4,102)
Weighted average number of shares ('000) | shares	1,933,850	1,544,650	1,534,955
Profit (loss) attributable to owners of Sibanye (SA rand million)	R (4,437.4)	R 3,473.3	R 716.9
Basic EPS (cents) | R / shares	R (2.29)	R 2.25	R 0.47
Potential ordinary shares (000) | shares		2,161	5,671
Diluted weighted average number of shares ('000) | shares	1,933,850	1,546,811	1,540,626
Diluted basic EPS (cents) | R / shares	R (2.29)	R 2.25	R 0.47
Gain on disposal of property, plant and equipment, gross	R (40.7)	R (95.4)	R (58.7)
Gains on disposals of property plant and equipment, net of tax	(29.3)	(68.7)	(42.3)
Impairments	4,411.0	1,381.1
Impairments, net of tax	4,242.8	1,281.7
Gain on acquisition, gross		(2,178.6)
Gain on acquisition, net of tax		(2,178.6)
Headline earnings	R (223.9)	R 2,507.7	R 674.6
Headline EPS - cents | R / shares	R (0.12)	R 1.62	R 0.44
Diluted headline EPS - cents | R / shares	R (0.12)	R 1.62	R 0.44
US$450 million Convertible Bond
Weighted average number of shares
Notional amount | $				$ 450	$ 450